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NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares
	PREFERRED STOCKS — 9.2%			Fair Value
	ASSET MANAGEMENT — 3.8%
23,000	B Riley Financial, Inc., 6.375%			$ 540,500
20,000	Compass Diversified Holdings, 7.875%			496,000
				1,036,500
	BANKING — 3.0%
21,000	Bank of America Corporation, 4.00%			433,230
20,000	JPMorgan Chase & Company, 4.20%			373,200
				806,430
	ENTERTAINMENT CONTENT — 1.6%
20,000	Paramount Global, 5.75%			442,800

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
250,000	Mellon Capital IV - Series 1, 6.075%			204,375

	TOTAL PREFERRED STOCKS (Cost $3,376,246)			2,490,105

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 7.0%
	LEISURE PRODUCTS — 3.0%
700,000	Winnebago Industries, Inc.	1.5000	04/01/25	823,200

	TRANSPORTATION EQUIPMENT — 4.0%
1,106,000	Greenbrier Companies, Inc. (The)	2.8750	02/01/24	1,090,516
	TOTAL CONVERTIBLE BONDS (Cost $1,778,019)			1,913,716

	CORPORATE BONDS — 64.0%
	APPAREL & TEXTILE PRODUCTS — 3.1%
925,000	Under Armour, Inc.	3.2500	06/15/26	848,616

	ASSET MANAGEMENT — 6.9%
1,000,000	Blackstone Private Credit Fund	2.3500	11/22/24	472,784

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.0% (Continued)
	ASSET MANAGEMENT — 6.9% (Continued)
1,000,000	Golub Capital BDC, Inc.	3.3750	04/15/24	$ 980,073
500,000	Hercules Capital, Inc.	2.6250	09/16/26	437,967
				1,890,824
	AUTOMOTIVE — 10.0%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,360,943
1,310,000	Goodyear Tire & Rubber Company (The)	9.5000	05/31/25	1,339,015
				2,699,958
	ENTERTAINMENT CONTENT — 2.9%
825,000	AMC Networks, Inc.	4.7500	08/01/25	774,167

	FOOD — 4.6%
1,300,000	J M Smucker Company (The)	3.5000	03/15/25	1,259,674

	HEALTH CARE FACILITIES & SERVICES — 4.9%
1,355,000	Owens & Minor, Inc.	4.3750	12/15/24	1,317,335

	HOME & OFFICE PRODUCTS — 4.7%
1,360,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,282,983

	INSURANCE — 5.1%
1,400,000	Old Republic International Corporation	4.8750	10/01/24	1,381,137

	LEISURE FACILITIES & SERVICES — 6.4%
400,000	Las Vegas Sands Corporation	3.2000	08/08/24	386,240
1,321,000	Wendy's International, LLC	7.0000	12/15/25	1,336,661
				1,722,901
	OIL & GAS PRODUCERS — 7.4%
1,300,000	Murphy Oil Corporation	5.7500	08/15/25	1,287,659
750,000	Occidental Petroleum Corporation	2.9000	08/15/24	729,799
				2,017,458
	REAL ESTATE INVESTMENT TRUSTS — 2.7%
750,000	Ventas Realty, L.P.	3.7500	05/01/24	738,949

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 64.0% (Continued)
	TRANSPORTATION EQUIPMENT — 5.3%
1,475,000	Trinity Industries, Inc.	4.5500	10/01/24	$ 1,446,982

	TOTAL CORPORATE BONDS (Cost $17,909,750)			17,380,984
Shares
	SHORT-TERM INVESTMENTS — 19.0%
	MONEY MARKET FUNDS - 4.5%
1,224,802	First American Treasury Obligations Fund, Class X, 5.25% (Cost 1,224,802)(a)			$1,224,802
Principal Amount ($)
	U.S. TREASURY BILLS — 14.5%	Coupon Rate (%)	Maturity
1,000,000	United States Treasury Bill(b)	4.9500	09/14/23	998,105
300,000	United States Treasury Bill(b)	5.1100	09/21/23	299,121
1,200,000	United States Treasury Bill(b)	5.3900	11/24/23	1,185,132
1,000,000	United States Treasury Bill(b)	5.4700	02/22/24	974,451
500,000	United States Treasury Bill(b)	5.4200	05/16/24	481,468
	TOTAL U.S. TREASURY BILLS (Cost $3,942,687)			3,938,277
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,167,489)			5,163,079

	TOTAL INVESTMENTS - 99.2% (Cost $28,231,504)			$ 26,947,884
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			204,626
	NET ASSETS - 100.0%			$ 27,152,510

LLC	- Limited Liability Company
LP	- Limited Partnership
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven-day effective yield as of August 31, 2023.
(b)	Zero coupon bond. Rate disclosed is the current yield as of August 31, 2023

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.0%
	APPAREL & TEXTILE PRODUCTS - 4.9%
31,500	Movado Group, Inc.	$ 861,525
65,200	Rocky Brands, Inc.	1,158,604
79,000	Superior Group of Companies, Inc.	623,310
59,000	Weyco Group, Inc.	1,507,450
		4,150,889
	ASSET MANAGEMENT - 7.7%
118,000	Compass Diversified Holdings	2,436,700
83,000	Sprott, Inc.	2,763,070
137,500	Westwood Holdings Group, Inc.	1,402,500
		6,602,270
	BANKING - 10.9%
31,400	Bank of Hawaii Corporation	1,687,436
76,500	Bar Harbor Bankshares	1,900,260
73,000	First Hawaiian, Inc.	1,380,430
93,000	OceanFirst Financial Corporation	1,568,910
47,200	Old National Bancorp	720,272
26,500	Wintrust Financial Corporation	2,056,665
		9,313,973
	CHEMICALS - 5.3%
68,500	Oil-Dri Corp of America	4,616,900

	COMMERCIAL SUPPORT SERVICES - 7.7%
23,200	ABM Industries, Inc.	1,053,744
280,000	ARC Document Solutions, Inc.	946,400
238,000	BGSF, Inc.	2,280,040
42,000	Ennis, Inc.	894,600
93,000	Resources Connection, Inc.	1,442,430
		6,617,214
	CONSTRUCTION MATERIALS - 1.1%
18,100	Apogee Enterprises, Inc.	913,326

	CONTAINERS & PACKAGING - 1.0%
46,000	Myers Industries, Inc.	865,260

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	ELECTRIC UTILITIES - 4.8%
31,500	NorthWestern Corporation	$ 1,587,600
10,500	Otter Tail Corporation	864,885
33,500	Unitil Corporation	1,635,470
		4,087,955
	ELECTRICAL EQUIPMENT - 5.6%
304,000	LSI Industries, Inc.	4,788,000

	GAS & WATER UTILITIES - 5.4%
152,000	Global Water Resources, Inc.	1,694,800
34,000	Northwest Natural Holding Company	1,335,520
90,000	RGC Resources, Inc.	1,627,200
		4,657,520
	HEALTH CARE FACILITIES & SERVICES - 1.1%
31,400	Patterson Companies, Inc.	943,256

	HOME & OFFICE PRODUCTS - 3.8%
321,000	ACCO Brands Corporation	1,710,930
64,000	Flexsteel Industries, Inc.	1,446,400
11,000	Hamilton Beach Brands Holding Company, Class A	129,030
		3,286,360
	HOUSEHOLD PRODUCTS - 1.0%
169,000	Crown Crafts, Inc.(a)	838,240

	INSURANCE - 1.5%
46,000	Horace Mann Educators Corporation	1,318,360

	LEISURE FACILITIES & SERVICES - 2.7%
9,000	Cracker Barrel Old Country Store, Inc.	741,870
82,000	Wendy's Company (The)	1,622,780
		2,364,650
	LEISURE PRODUCTS - 3.1%
179,000	Escalade, Inc.	2,683,210

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	MACHINERY - 2.5%
72,000	Douglas Dynamics, Inc.	$ 2,179,440

	OIL & GAS PRODUCERS - 3.6%
367,000	Evolution Petroleum Corporation	3,104,820

	REAL ESTATE OWNERS & DEVELOPERS - 2.9%
25,000	McGrath RentCorporation	2,527,500

	RESIDENTIAL REIT - 0.9%
53,000	UMH Properties, Inc.	792,350

	RETAIL - CONSUMER STAPLES - 1.0%
38,000	Village Super Market, Inc., Class A	856,900

	RETAIL - DISCRETIONARY - 4.5%
96,300	Ethan Allen Interiors, Inc.	3,021,894
25,500	Monro, Inc.	834,870
		3,856,764
	SOFTWARE - 1.7%
129,000	American Software, Inc., Class A	1,487,370

	SPECIALTY FINANCE - 1.9%
14,000	GATX Corporation	1,653,960

	SPECIALTY REIT - 3.0%
177,000	Postal Realty Trust, Inc.	2,554,110

	TECHNOLOGY SERVICES - 2.4%
31,200	John Wiley & Sons, Inc., Class A	1,159,392
15,900	Value Line, Inc.	849,219
		2,008,611

	TOTAL COMMON STOCKS (Cost $65,668,045)	79,069,208

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 8.2%
MONEY MARKET FUNDS - 8.2%
7,074,944	First American Treasury Obligations Fund, Class X, 5.25% (Cost $7,074,944)(a)	$ 7,074,944

	TOTAL INVESTMENTS - 100.2% (Cost $72,742,989)	$ 86,144,152
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(135,086)
	NET ASSETS - 100.0%	$ 86,009,066

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2023.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.2%
	AEROSPACE & DEFENSE - 0.8%
18,000	Ducommun, Inc.(a)	$ 818,460

	APPAREL & TEXTILE PRODUCTS - 6.4%
78,000	Delta Apparel, Inc.(a)	594,360
149,000	Lakeland Industries, Inc.	2,088,980
33,500	Movado Group, Inc.	916,225
102,500	Rocky Brands, Inc.	1,821,425
122,600	Superior Group of Companies, Inc.	967,314
		6,388,304
	ASSET MANAGEMENT - 0.9%
88,900	Westwood Holdings Group, Inc.	906,780

	AUTOMOTIVE - 2.0%
49,000	Miller Industries, Inc.	1,960,000

	BANKING - 2.3%
50,500	Bar Harbor Bankshares	1,254,420
50,000	First Busey Corporation	1,010,000
		2,264,420
	BEVERAGES - 0.1%
278,942	Truett-Hurst, Inc.(a),(b)(c)	72,525

	COMMERCIAL SUPPORT SERVICES - 12.3%
609,000	ARC Document Solutions, Inc.	2,058,420
28,000	Barrett Business Services, Inc.	2,679,040
52,000	Hackett Group, Inc. (The)	1,225,640
28,000	Heritage-Crystal Clean, Inc.(a)	1,262,800
130,000	SP Plus Corporation(a)	5,092,100
		12,318,000
	CONSTRUCTION MATERIALS - 6.0%
19,000	Apogee Enterprises, Inc.	958,740
23,000	United States Lime & Minerals, Inc.	4,981,340
		5,940,080

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.2% (Continued)
	E-COMMERCE DISCRETIONARY - 6.4%
271,000	1-800-Flowers.com, Inc., Class A(a)	$ 2,040,630
472,850	CarParts.com, Inc.(a)	2,283,866
83,000	Liquidity Services, Inc.(a)	1,514,750
47,000	PetMed Express, Inc.	529,690
		6,368,936
	ELECTRICAL EQUIPMENT - 1.2%
35,250	Allient, Inc.	1,199,558

	FOOD - 0.7%
9,000	Nathan's Famous, Inc.	654,390

	HOME & OFFICE PRODUCTS - 2.8%
326,000	ACCO Brands Corporation	1,737,580
88,051	Hamilton Beach Brands Holding Company, Class A	1,032,838
		2,770,418
	HOME CONSTRUCTION - 5.0%
76,000	Green Brick Partners, Inc.(a)	3,758,960
118,000	Interface, Inc.	1,218,940
		4,977,900
	HOUSEHOLD PRODUCTS - 1.6%
19,800	Central Garden & Pet Company(a)	873,972
157,000	Crown Crafts, Inc.	778,720
		1,652,692
	INDUSTRIAL INTERMEDIATE PROD - 2.7%
147,400	Eastern Company (The)	2,666,466

	LEISURE FACILITIES & SERVICES - 2.5%
125,600	Century Casinos, Inc.(a)	816,400
176,500	Denny's Corporation(a)	1,682,045
		2,498,445
	LEISURE PRODUCTS - 5.9%
232,000	Escalade, Inc.	3,477,680
43,500	Johnson Outdoors, Inc., Class A	2,432,085
		5,909,765

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.2% (Continued)
	MACHINERY - 5.6%
16,100	Alamo Group, Inc.	$ 2,763,565
116,499	QEP Company, Inc.(a)	1,342,068
17,500	Tennant Company	1,442,525
		5,548,158
	MEDICAL EQUIPMENT & DEVICES - 1.9%
650,000	Accuray, Inc.(a)	1,852,500

	OIL & GAS PRODUCERS - 1.4%
162,300	Evolution Petroleum Corporation	1,373,058

	OIL & GAS SERVICES & EQUIPMENT - 2.0%
163,500	US Silica Holdings, Inc.(a)	2,015,955

	RETAIL - DISCRETIONARY - 12.0%
52,000	Boot Barn Holdings, Inc.(a)	4,771,000
162,000	Build-A-Bear Workshop, Inc.	4,271,940
115,000	Duluth Holdings, Inc., Class B(a)	730,825
66,000	Ethan Allen Interiors, Inc.	2,071,080
		11,844,845
	SPECIALTY REIT - 1.1%
75,000	Postal Realty Trust, Inc.	1,082,250

	TECHNOLOGY HARDWARE - 3.2%
83,000	AstroNova, Inc.(a)	1,228,400
54,000	Vishay Precision Group, Inc.(a)	1,945,080
		3,173,480
	TRANSPORTATION EQUIPMENT - 2.2%
98,434	Blue Bird Corporation(a)	2,150,783

	WHOLESALE - DISCRETIONARY - 3.2%
109,481	Acme United Corporation	3,230,784

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.2% (Continued)
	TOTAL COMMON STOCKS (Cost $68,048,420)	$ 91,638,952

	SHORT-TERM INVESTMENTS — 7.7%
	MONEY MARKET FUNDS - 7.7%
7,702,909	First American Treasury Obligations Fund, Class X, 5.25% (Cost $7,702,909)(d)	7,702,909

	TOTAL INVESTMENTS - 99.9% (Cost $75,751,329)	$ 99,341,861
	OTHER ASSETS IN EXCESS OF LIABILTIES - 0.1%	75,257
	NET ASSETS - 100.0%	$ 99,417,118

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Illiquid security. The total fair value of the security as of August 31, 2022 was $72,525, representing 0.1% of net assets.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2023.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.9%
	ASSET MANAGEMENT - 8.8%
50,000	Blackstone, Inc.	$ 5,318,500
146,000	Compass Diversified Holdings	3,014,900
51,000	KKR & Company, Inc.	3,203,310
		11,536,710
	BANKING - 5.0%
108,000	Bank of America Corporation	3,096,360
24,000	JPMorgan Chase & Company	3,511,920
		6,608,280
	BEVERAGES - 2.5%
33,000	Keurig Dr Pepper, Inc.	1,110,450
12,000	PepsiCo, Inc.	2,135,040
		3,245,490
	BIOTECH & PHARMA - 10.2%
25,000	AbbVie, Inc.	3,674,000
40,000	Bristol-Myers Squibb Company	2,466,000
103,000	Pfizer, Inc.	3,644,140
19,000	Zoetis, Inc.	3,619,690
		13,403,830
	COMMERCIAL SUPPORT SERVICES - 2.4%
330,000	BGSF, Inc.	3,161,400

	E-COMMERCE DISCRETIONARY - 4.8%
22,000	Amazon.com, Inc.(a)	3,036,220
655,000	CarParts.com, Inc.(a)	3,163,650
		6,199,870
	ELECTRICAL EQUIPMENT - 1.3%
1,160,000	Orion Energy Systems, Inc.(a)	1,751,600

	ENTERTAINMENT CONTENT - 1.9%
170,000	Paramount Global, Class B	2,565,300

	FOOD - 1.6%
14,500	J M Smucker Company (The)	2,101,775

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.0%
38,000	CVS Health Corporation	$ 2,476,460
3,000	UnitedHealth Group, Inc.	1,429,740
		3,906,200
	INTERNET MEDIA & SERVICES - 2.8%
27,000	Alphabet, Inc., Class A(a)	3,676,590

	LEISURE FACILITIES & SERVICES - 5.0%
51,000	Madison Square Garden Entertainment Corporation(a)	1,636,590
65,000	Sphere Entertainment Company(a)	2,278,900
130,000	Wendy's Company (The)	2,572,700
		6,488,190
	LEISURE PRODUCTS - 1.9%
145,000	Topgolf Callaway Brands Corporation(a)	2,528,800

	METALS & MINING - 1.5%
50,000	Freeport-McMoRan, Inc.	1,995,500

	OIL & GAS PRODUCERS - 3.4%
57,000	APA Corporation	2,498,880
115,000	Kinder Morgan, Inc.	1,980,300
		4,479,180
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
150,000	US Silica Holdings, Inc.(a)	1,849,500

	RETAIL - CONSUMER STAPLES - 1.9%
20,000	Target Corporation	2,531,000

	RETAIL - DISCRETIONARY - 2.8%
40,000	Boot Barn Holdings, Inc.(a)	3,670,000

	SEMICONDUCTORS - 8.1%
50,000	Advanced Micro Devices, Inc.(a)	5,286,000
5,000	NVIDIA Corporation	2,467,750

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 81.9% (Continued)
	SEMICONDUCTORS - 8.1% (Continued)
26,000	QUALCOMM, Inc.	$ 2,977,780
		10,731,530
	SPECIALTY REIT - 0.5%
16,000	EPR Properties	716,480

	TECHNOLOGY HARDWARE - 4.6%
32,000	Apple, Inc.	6,011,840

	TECHNOLOGY SERVICES - 2.3%
25,000	Paychex, Inc.	3,055,750

	TRANSPORTATION & LOGISTICS - 1.4%
11,000	United Parcel Service, Inc., Class B	1,863,400

	WHOLESALE - DISCRETIONARY - 2.8%
125,000	Acme United Corporation	3,688,750

	TOTAL COMMON STOCKS (Cost $63,769,352)	107,766,965

	PREFERRED STOCKS — 1.9%
	ASSET MANAGEMENT — 1.9%
45,000	B Riley Financial, Inc., 6.375%	1,057,500
60,000	Compass Diversified Holdings, 7.875%	1,488,000
	TOTAL PREFERRED STOCKS (Cost $2,488,544)	2,545,500

NORTH STAR OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 6.6%
	AUTOMOTIVE — 1.0%
1,350,000	Ford Motor Company	7.1250	11/15/25	$ 1,360,941

	HEALTH CARE FACILITIES & SERVICES — 1.1%
500,000	McKesson Corporation	3.7960	03/15/24	494,757
1,000,000	Owens & Minor, Inc.	4.3750	12/15/24	972,204
				1,466,961
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,000,000	Lazard Group, LLC	3.7500	02/13/25	966,741

	LEISURE FACILITIES & SERVICES — 1.5%
1,850,000	Wendy's International, LLC	7.0000	12/15/25	1,871,931

	OIL & GAS PRODUCERS — 0.7%
869,000	Murphy Oil Corporation	5.7500	08/15/25	860,751

	RETAIL - DISCRETIONARY — 0.5%
600,000	Sally Holdings, LLC / Sally Capital, Inc.	5.6250	12/01/25	595,844

	TRANSPORTATION EQUIPMENT — 1.1%
1,500,000	Trinity Industries, Inc.	4.5500	10/01/24	1,471,507

	TOTAL CORPORATE BONDS (Cost $8,860,715)			8,594,676

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 9.5%
	MONEY MARKET FUND - 5.0%
6,617,683	First American Treasury Obligations Fund, Class X, 5.25% (Cost $ 6,617,683)(b)			$6,617,683
Principal Amount ($)
	U.S. TREASURY BILLS — 4.5%	Coupon Rate (%)	Maturity
2,000,000	United States Treasury Bill(c)	4.5800	09/07/23	1,998,244
1,500,000	United States Treasury Bill(c)	5.3500	12/14/23	1,477,283
1,500,000	United States Treasury Bill(c)	5.4700	02/22/24	1,461,677
1,000,000	United States Treasury Bill(c)	5.4200	05/16/24	962,936
	TOTAL U.S. TREASURY BILLS (Cost $5,907,235)			5,900,140
	TOTAL SHORT-TERM INVESTMENTS (Cost 12,524,918)			12,517,823

	TOTAL INVESTMENTS - 99.9% (Cost $87,643,529)			$ 131,424,964
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			179,106
	NET ASSETS - 100.0%			$ 131,604,070

LLC	- Limited Liability Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of August 31, 2023.
(c)	Zero coupon. Rate disclosed is the current yield as of August 31,2023

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.2%
	ASSET MANAGEMENT - 0.8%
10,000	Sprott, Inc.	$ 332,900

	AUTOMOTIVE - 1.8%
22,884	Methode Electronics, Inc.	738,009

	BANKING - 13.4%
6,128	City Holding Company	559,854
21,270	First Bancorp	630,443
7,715	Lakeland Financial Corporation	402,183
12,000	NBT Bancorp, Inc.	413,040
51,780	OceanFirst Financial Corporation	873,529
19,460	QCR Holdings, Inc.	1,020,871
35,556	Seacoast Banking Corp of Florida	839,477
19,096	TriCompany Bancshares	655,757
		5,395,154
	CHEMICALS - 3.2%
11,867	Materion Corporation	1,291,011

	COMMERCIAL SUPPORT SERVICES - 9.9%
17,163	ABM Industries, Inc.	779,543
46,861	Hackett Group, Inc. (The)	1,104,514
26,200	Heritage-Crystal Clean, Inc.(a)	1,181,620
18,225	V2X, Inc.(a)	916,900
		3,982,577
	CONTAINERS & PACKAGING - 1.6%
24,825	TriMas Corporation	650,415

	ELECTRICAL EQUIPMENT - 9.2%
25,098	Allient, Inc.	854,085
16,441	Kimball Electronics, Inc.(a)	496,354
62,364	LSI Industries, Inc.	982,233
10,152	OSI Systems, Inc.(a)	1,384,225
		3,716,897

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	ENGINEERING & CONSTRUCTION - 6.4%
7,904	Comfort Systems USA, Inc.	$ 1,458,841
19,829	VSE Corporation	1,125,296
		2,584,137
	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
62,083	Mercer International, Inc.	564,334

	HOME CONSTRUCTION - 2.8%
15,980	Skyline Champion Corporation(a)	1,138,895

	INDUSTRIAL INTERMEDIATE PROD - 2.3%
18,574	AZZ, Inc.	911,983

	INDUSTRIAL SUPPORT SERVICES - 3.0%
38,892	Titan Machinery, Inc.(a)	1,206,430

	LEISURE FACILITIES & SERVICES - 2.0%
73,000	Bowlero Corporation(a)	803,000

	LEISURE PRODUCTS - 0.9%
6,800	Johnson Outdoors, Inc., Class A	380,188

	MACHINERY - 2.6%
6,063	Alamo Group, Inc.	1,040,714

	MEDICAL EQUIPMENT & DEVICES - 1.0%
4,675	Haemonetics Corporation(a)	419,488

	METALS & MINING - 2.9%
7,191	Encore Wire Corporation	1,185,149

	OIL & GAS PRODUCERS - 3.6%
12,366	Gulfport Energy Corporation(a)	1,459,188

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 8.0%
130,904	Helix Energy Solutions Group, Inc.(a)	$ 1,327,367
90,607	ProPetro Holding Corporation(a)	873,451
37,484	Thermon Group Holdings, Inc.(a)	1,030,060
		3,230,878
	RESIDENTIAL REIT - 1.8%
49,561	UMH Properties, Inc.	740,937

	RETAIL - DISCRETIONARY - 4.0%
20,755	Monro, Inc.	679,519
21,817	Shoe Carnival, Inc.	504,627
5,300	Signet Jewelers Ltd.	397,500
		1,581,646
	SEMICONDUCTORS - 7.0%
7,392	Axcelis Technologies, Inc.(a)	1,420,373
22,762	Cohu, Inc.(a)	851,071
10,274	Kulicke & Soffa Industries, Inc.	531,474
		2,802,918
	SPECIALTY REIT - 2.0%
55,500	Postal Realty Trust, Inc.	800,865

	STEEL - 2.1%
14,700	Commercial Metals Company	827,463

	TECHNOLOGY HARDWARE - 2.3%
25,718	Vishay Precision Group, Inc.(a)	926,362

	TRANSPORTATION EQUIPMENT - 1.2%
30,080	Shyft Group, Inc. (The)	471,654

	TOTAL COMMON STOCKS (Cost $26,043,937)	39,183,192

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.9%
MONEY MARKET FUND - 2.9%
1,176,399	First American Treasury Obligations Fund, Class X, 5.25% (Cost $1,176,399)(b)	$ 1,176,399

	TOTAL INVESTMENTS - 100.1% (Cost $27,220,336)	$ 40,359,591
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(47,266)
	NET ASSETS - 100.0%	$ 40,312,325

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a) Non-income producing security. (b) Rate disclosed in the seven-day effective yield as of August 31, 2023.